Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of lessee lease information

	December 31,	December 31,
	2021	2022
Operating leases:
Right-of-use assets - operating lease	2,988,374	7,374,456
Current portion of operating lease liabilities	744,561	1,025,968
Non-current operating lease liabilities	2,317,193	6,517,096
Total operating lease liabilities	3,061,754	7,543,064
Finance leases:
Right-of-use assets - finance lease	66,052	49,205
Current portion of finance lease liabilities	27,815	30,609
Non-current finance lease liabilities	31,646	14,457
Total finance lease liabilities	59,461	45,066

	As of December 31,		As of December 31,
	2021		2022
Weighted-average remaining lease term:
Operating leases	6.1	years	11.6	years
Finance leases	3.1	years	2.9	years

Weighted-average discount rate:
Operating leases	5.63%		5.09%
Finance leases	5.79%		5.58%

	For the Year Ended December 31,
	2021	2022
Operating cash outflows from operating leases	707,721	1,280,125
Operating cash outflows from finance leases (interest payments)	4,199	4,906
Financing cash outflows from finance leases	32,873	27,489
Right-of-use assets obtained in exchange for lease liabilities	2,133,428	5,820,041

Schedule of lease cost

	Year Ended December 31,
Lease cost:	2021	2022
Amortization of right-of-use assets	643,895	1,141,740
Interest of operating lease liabilities	105,990	310,701
Expenses for short-term leases within 12 months and other non-lease component	315,054	407,850
Total lease cost	1,064,939	1,860,291

Schedule of maturities of our operating and finance lease liabilities (excluding short-term leases)

	As of December 31,		As of December 31
	2021		2022
	Operating	Finance	Operating	Finance
	Leases	Leases	Leases	Leases
2022	904,537	30,900	—	—
2023	770,669	23,516	1,574,692	35,151
2024	517,892	9,021	1,426,176	17,299
2025	365,739	106	1,213,535	6,717
2026	266,738	35	1,038,903	6,277
2027	185,475	—	837,505	4,737
Thereafter	634,397	—	5,268,238	2,150
Total minimum lease payments	3,645,447	63,578	11,359,049	72,331
Less: Interest	(583,693)	(4,117)	(3,815,985)	(27,265)
Present value of lease obligations	3,061,754	59,461	7,543,064	45,066
Less: Current portion	(744,561)	(27,815)	(1,025,968)	(30,609)
Long-term portion of lease obligations	2,317,193	31,646	6,517,096	14,457